UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03196

Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

Cash Reserve Fund-Treasury Series

	Principal Amount ($)	Value ($)

US Treasury Obligations 100.1%
US Treasury Bills:
3.39% *, 1/26/2006	45,000,000	44,894,063
3.45% *, 1/19/2006	6,287,000	6,276,155
3.5% *, 1/26/2006	10,000,000	9,975,694
3.55% *, 1/26/2006	7,750,000	7,730,894
3.62% *, 2/16/2006	25,000,000	24,884,361
3.63% *, 3/16/2006	13,443,000	13,342,693
3.72% *, 1/12/2006	13,553,000	13,537,595
3.725% *, 3/23/2006	10,000,000	9,916,188
3.73% *, 2/23/2006	10,000,000	9,945,086
3.755% *, 1/12/2006	20,945,000	20,920,969
3.78% *, 1/5/2006	2,031,000	2,030,147
3.78% *, 2/23/2006	10,000,000	9,944,350
3.79% *, 1/26/2006	14,018,000	13,981,105
3.84% *, 2/16/2006	25,000,000	24,877,333
3.84% *, 3/2/2006	40,000,000	39,744,000
3.85% *, 3/2/2006	5,713,000	5,676,342
3.875% *, 3/9/2006	20,000,000	19,855,764
3.9% *, 1/19/2006	929,000	927,188
3.91% *, 3/16/2006	25,000,000	24,799,069
3.98% *, 4/20/2006	8,000,000	7,903,596
4.025% *, 4/20/2006	15,000,000	14,817,198
4.035% *, 4/20/2006	15,000,000	14,816,744
4.19% *, 6/15/2006	7,000,000	6,865,570
		347,662,104
US Treasury Notes:
1.875%, 1/31/2006	5,000,000	4,993,659
2.375%, 8/15/2006	4,000,000	3,965,774
		8,959,433
Total US Treasury Obligations (Cost $356,621,537)		356,621,537
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 356,621,537)	100.1	356,621,537
Other Assets and Liabilities, Net	(0.1)	(191,967)

Net Assets	100.0	356,429,570

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Series, a series of Cash Reserve Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Series, a series of Cash Reserve Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006